Income Taxes, Components of Income Tax Benefit (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
United States and state					$ 0	$ 0
Foreign, net					(6)	54
Deferred [Abstract]
United States and state					0	0
Foreign					0	0
Total income tax benefit (expense)	$ (1)	$ (5)	$ (3)	$ (6)	$ (6)	$ 54